Accounting Policies - Translation of Foreign Operations (Details) - Net investment in foreign operations $ in Thousands, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)
TelevisaUnivision
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument	$ 2,499.7	$ 42,326,344	$ 2,538.8	$ 49,446,349
Open-Ended Fund
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument	$ 39.8	$ 674,451	$ 39.7	$ 773,209